Loans Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LOANS PAYABLE
13.
LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2021 and 2022 amounted to RMB4,117,774 and RMB3,347,638 (US$485,362), respectively, which primarily consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2021 and 2022, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB535,432 and RMB522,390 (US$75,739), respectively, or collateralized by restricted cash balances totaling US$5,300 and nil, respectively. Certain of the Group’s outstanding short-term loan agreements contain financial and other covenants, which depend on the financial position or performance of the Group's subsidiaries, VIEs and VIEs’ subsidiaries. One of the Group’s VIEs did not satisfy certain financial covenants for 2022, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$86,992) with original maturity dates in 2023 to be due and repayable immediately. On February 6, 2023, the commercial bank has waived its right to demand immediate repayment. Therefore, this did not constitute an Event of Default with respect to the convertible senior notes as of December 31, 2022 (Note 14).

Structured payable arrangements

In 2020, 2021 and 2022, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. For the years ended December 31, 2020, 2021 and 2022, the Group was legally obligated to pay the banks or other financial institutions in the amount totaling RMB395,943, RMB1,058,619 and RMB1,497,423 (US$217,106), respectively, which will mature within one year.

As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2021 and 2022, the outstanding borrowings from the factoring arrangements were RMB750,067 and RMB754,581 (US$109,404), respectively, which are repayable within one year and are included in “Short-term loans” on the consolidated balance sheets.

Borrowings from third-party investors

Asset-backed debt securities

In July 2021 and November 2021, the Group entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance certain payables due to its suppliers. In the reverse factoring arrangement, the Group's suppliers sold certain receivables due from the Group (the "2021 factored receivables") amounting to RMB231,573 and RMB633,938, respectively, to the financial institutions at a discount. The 2021 factored receivables were recorded as accounts payable in the Group’s consolidated balance sheets. The 2021 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.5% and 4.5% for gross proceeds of RMB200,000 and RMB570,000, respectively. Concurrently, the Group also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the corresponding asset-backed debt securities which matured in July 2022 and November 2022, respectively. Under such arrangement, the payable obligation between the Group and the suppliers was considered settled and the Group was legally obligated to pay the financial institutions thereafter. As the 2021 factored receivables were purchased by the financial institutions using the proceeds raised from issuance of the asset-backed debt securities and used to factor the suppler invoices to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of the corresponding asset-backed debt securities. The borrowings have an effective interest rate of 8.40% and 8.26%, respectively.

Accounting for asset-backed debt securities

The securitization vehicle was designed by the Group with the sole purpose to acquire receivable balances from the Group’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns sold to third-party investors. The Group has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, the Group considers itself the primary beneficiary and consolidates the securitization vehicle given the Group has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.

As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” or “Proceeds from short-term loans” on the consolidated statements of cash flows depending on its maturities.

RMB200,000 (US$28,997) and RMB570,000 (US$82,642) of 2021 asset-backed debt securities was repaid when it became due in July 2022 and November 2022. The 2021 asset-backed debt securities were fully repaid as of December 31, 2022. As of December 31, 2021 and 2022, the outstanding borrowings from asset-backed debt securities in “Short-term loans” in the consolidated balance sheets were RMB762,717 and nil, respectively.

The weighted average interest rate for all of the outstanding short-term borrowings mentioned above as of December 31, 2021 and 2022 was 4.80% and 3.95%, respectively. As of December 31, 2021 and 2022, the aggregate amounts of unused lines of credit for short-term loans were RMB2,754,099 and RMB1,635,644 (US$237,146), respectively.